Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

Digihost Technology Inc. (the “Company” or “Digihost”) was incorporated in British Columbia, Canada, on February 18, 2017 as Chortle Capital Corp and subsequently changed its name to HashChain Technology Inc. on September 18, 2017, and again to Digihost Technology Inc. on February 14, 2020. Digihost and its subsidiaries, Digihost International, Inc., DGX Holding, LLC, and World Generation X, LLC (together the “Company”) is a blockchain technology company with operations in cryptocurrency mining and also a supplier of energy through its recent acquisition of a power plant. The head office of the Company is located at 2830 Produce Row, Houston, TX 77023.

These consolidated financial statements of the Company were reviewed, approved and authorized for issue by the Board of Directors on August 21, 2024.

Going Concern

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation and will be able to realize its assets and discharge its liabilities in the normal course of operations. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to twelve months from the end of the reporting period. The use of these principles may not be appropriate.

As at December 31, 2023, the Company had a working capital deficiency of $3,064,351 (2022 - working capital of $2,874,560; 2021 – working capital of $30,697,142) and had not generated positive cashflows from its operations since its incorporation. The current working capital is not sufficient to meet the Company’s requirements and business growth initiatives. The Company’s ability to continue as a going concern depends upon its ability to generate positive cashflows from its operations and to raise additional financing. Even if the Company has been successful in the past in raising financings, there is no assurance that it will manage to obtain additional financing in the future.

These material uncertainties may cast significant doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments or disclosures that may be necessary should the Company not be able to continue as a going concern. If this were the case, these adjustments could be material.